Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net

Note F: Property, Plant and Equipment, Net

December 31
(add 000)	2011	2010
Land and land improvements	$620,940	$594,866
Mineral reserves and interests	421,820	351,543
Buildings	111,796	108,266
Machinery and equipment	2,407,045	2,420,759
Construction in progress	127,091	92,841
	3,688,692	3,568,275
Less allowances for depreciation, depletion and amortization	(1,914,401)	(1,880,445)
Total	$1,774,291	$1,687,830

At December 31, 2011 and 2010, the net carrying value of mineral reserves and interests was $353,819,000 and $285,729,000, respectively.

Depreciation, depletion and amortization expense related to property, plant and equipment was $169,974,000, $178,426,000 and $176,050,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Interest cost of $1,816,000, $2,129,000 and $1,010,000 was capitalized during 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, $72,181,000 and $73,883,000, respectively, of the Aggregate business' net fixed assets were located in foreign countries, namely the Bahamas and Canada.